Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accounts receivables [line items]
Accounts receivables	$ 56.1	$ 88.0
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	50.8	82.8
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	3.2	3.3
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 2.1	$ 1.9